UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on March 31, 2000 pursuant to a request for confidential treatment and for which that confidential treatment expired on December 31, 2000.

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [ X ]; Amendment Number:     3
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


      /S/ Henry H. Hopkins        Baltimore, Maryland      February 21, 2001
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE

                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:    6

Form 13F Information Table Value Total: 184,926

List of Other Included Managers: NONE




                                                              FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
ARIBA INC                      COMM STK         04033V104    48595   231990 SH       SOLE          119990        0   112000
PE BIOSYSTEMS GROUP            COMM STK         69332S102    34933   362000 SH       SOLE          181800        0   180200
PMC SIERRA INC                 COMM STK         69344F106    12240    60100 SH       SOLE               0        0    60100
USINTERNETWORKING INC.         COMM STK         917311805    60983  1571225 SH       SOLE          115725        0  1455500
VITRIA TECHNOLOGY INC          COMM STK         92849Q104    27392   271800 SH       SOLE           89700        0   182100
WIT CAPITAL GROUP INC.         COMM STK         97737K309      783    46000 SH       SOLE               0        0    46000
